Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2025	Dec. 31, 2024
Min | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0194	0.0194
Min | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.02
Min | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0780	0.0230
Min | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0030	0.0035
Min | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Private equity investments | Multi-Period Excess EBITDA Method | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	6	0
Min | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.0137)
Min | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.15
Min | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Government and Government sponsored debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0080	0.0050
Min | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0037	0.0019
Min | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Min | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0100	0.0014
Min | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.03
Min | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0008	0.0014
Min | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0029	0.0019
Min | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.36)	(0.36)
Min | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.35	0.33
Min | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Min | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Min | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0190)	(0.0215)
Min | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Min | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.15	0.40
Max | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0420	0.1011
Max | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.18
Max | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1170	0.0345
Max | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0942	0.0908
Max | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	186	240
Max | Private equity investments | Multi-Period Excess EBITDA Method | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	17	0
Max | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.0025)
Max | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		32
Max | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	530	125
Max | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	239	2,322
Max | Government and Government sponsored debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	231	123
Max | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0120	0.0198
Max | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0178	0.0211
Max | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.95	1.11
Max | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0148	0.0186
Max | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.03
Max | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2070	0.1972
Max | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.12
Max | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0152	0.0175
Max | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.30	0.30
Max | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.98
Max | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Max | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Max | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0350	0.0351
Max | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.88	1.33
Max | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1